Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Transactions with Significant Shareholders, their Affiliates and Other Related Parties

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31,	December 31,	December 31,
	2020	2019	2018
Sales & other services	5	2	—
Other purchases	21	18	15
Accounts receivable	1	—	2
Accounts payable	—	—	52